Subsequent Events - Additional Information (Details) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended					12 Months Ended
	Mar. 11, 2016	Apr. 05, 2016 USD ($)	Mar. 31, 2016	Mar. 29, 2016 USD ($)	Mar. 28, 2016 $ / shares	Mar. 24, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Mar. 30, 2016 USD ($)
Variable rate basis							LIBOR
Ocean Rig
Cash consideration from sale		$ 49,911
Secured Credit Facility at February 14, 2012
Maximum borrowing capacity							$ 122,580
Amount of increase of maximum borrowing capacity							$ 0
Rangiroa, Negonego and Fakarava
Number of vessels							3
Revolving Credit Facility
Maximum borrowing capacity							$ 60,000
Subsequent Event
Debt Conversion, Amount						$ 8,750
Debt Conversion, Shares Issued | shares						3,500,000
Preferred Stock, Voting Rights						voting power of 5:1
Preferred Stock, Conversion Basis						On a 1:1 basis within 3 months
Consecutive business days above minimum ewquirement					10 days
Minimum bid price requirement | $ / shares					$ 1
Stockholders' Equity, Reverse Stock Split	1-for-25 reverse stock split of the Company's common shares
Subsequent Event | Secured Credit Facility at February 14, 2012
Cash prepayment								$ 15,000
Subsequent Event | Rangiroa, Negonego and Fakarava
Vessels total sale price						$ 70,000
Debt assumed						$ 102,070
Disposal Date			Mar. 31, 2016
Subsequent Event | Series B Preferred Stock
Number of shares exchanged | shares						4,000,000
Value of shares exchanged						$ 8,750
Subsequent Event | Series B Preferred Stock | Before the reverse stock split
Number of shares exchanged | shares						100,000,000
Subsequent Event | Revolving Credit Facility
Maximum borrowing capacity						$ 70,000
Amount of increase of maximum borrowing capacity						$ 10,000
Line of credit facility amount outstanding		$ 11,750
Interest rate		4.00%
Variable rate basis		LIBOR
Amount drawn down				$ 28,000
Subsequent Event | Revolving Credit Facility | Maximum
Loan to Value ratio		40.00%